Accounts Payable and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 982	$ 738
Payroll-related accruals	436	388
Accrued charges	232	144
Income and other taxes	205	201
Accrued interest	142	126
Personal injury and other claims provisions	97	65
Environmental provisions	39	57	$ 50
Other postretirement benefits liability	17	17
Other	166	167
Total accounts payable and other	$ 2,316	$ 1,903